Property and Equipment, Net - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment	$ 597	$ 806
Less: accumulated depreciation	(482)	(641)
Net property and equipment	115	165	$ 306
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	296	499
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	115	121
Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 186	$ 186	$ 171